Fair Value (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Option
Total change in fair value	$ 1,935,407	$ 619,751	$ 179,018
Interest income
Fair Value Option
Total change in fair value	0	0	(19,614)
Change in fair value
Fair Value Option
Total change in fair value	$ 1,935,407	$ 619,751	$ 198,632